SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	121,329	151,170
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 179.63	$ 150.00
Number of Shares, Issued			151,170
Weighted Average Price Per Share, Issued			$ 150.00
Number of Shares, Exercised	(9,397)	(29,841)
Weighted Average Price Per Share, Exercised	$ 40.37	$ 26.15
Number of Shares, Forfeited
Weighted Average Price Per Share, Forfeited
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Ending balance	111,932	121,329	151,170
Weighted Average Price Per Share, Outstanding, Ending balance	$ 191.32	$ 179.63	$ 150.00
Number of Shares, Exercisable, Ending balance	76,933	76,955
Weighted Average Price Per Share, Exercisable, Ending balance	$ 278.36	$ 283.21
Weighted average remaining contractual term	1 year 6 months 7 days	1 year 9 months 7 days
Aggregate intrinsic value
Number of Shares, Exercisable, Ending balance	76,933	76,955
Weighted Average Price Per Share, Exercisable, Ending balance	$ 278.36	$ 283.21